FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity information [Line Items]
Cash at bank	$ 2,674	$ 3,487
Term deposits	607	393
Money market funds	934	1,720
Total	4,215	5,600	$ 4,867	$ 2,172
Restricted cash and other restricted funds	156	363
Cash deposit in connection with the mandatory convertible bonds	20	20
ArcelorMittal South Africa Ltd. ("AMSA")
Entity information [Line Items]
Cash deposit in connection with various environmental obligations and true sales of receivable programs	$ 89	56
ArcelorMittal USA LLC
Entity information [Line Items]
Commitments with respect to cash collateral		$ 260